Income taxes - Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Changes to recognition of operating losses and tax credits	€ (41.2)	€ (37.2)	€ (56.9)
Prior year tax expense	79.2	(2.4)	27.0
Tax rate changes	(1.1)	1.5	15.0
Origination and reversal of temporary differences, operating losses and tax credits	489.9	405.2	246.4
Total deferred tax expense	€ 526.8	€ 367.1	€ 231.5